2. SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Raw materials	$ 475,662	$ 433,007
Work in process	47,760	149,069
Finished goods	1,750	1,960
Inventory reserve	(64,036)	(64,036)
Total	$ 461,136	$ 520,000